Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Inventories Text Block Abstract
Schedule of inventories
	June 30, 2022	December 31, 2021
Raw materials	1,590	116
Finished goods	748	239
Total	$2,338	$355

	December 31, 2021	December 31, 2020

Raw materials	116	79
Finish goods	239	11
Total	355	90